Net Income and Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Net Income and Other Comprehensive Income (Loss)
30.	NET INCOME AND OTHER COMPREHENSIVE INCOME (LOSS)
a.	Other income and expenses
	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Gain (loss) on disposal of property, plant and equipment	$(107)	$142	$(38)
Impairment loss on property, plant and equipment	—	—	(93)
Reversal of impairment loss on investment properties	11	19	57
Loss on disposal of intangible assets	—	—	—
Impairment loss on intangible assets	(9)	(51)	(9)
Impairment loss on other assets	—	—	(44)
	$(105)	$110	$(127)

b.	Other income
	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
		(In Millions)
Dividend income	$328	$396	$296
Rental income	61	70	85
Others	447	234	150
	$836	$700	$531

c.	Other gains and losses
	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Foreign currency exchange gain or loss, net	$(88)	$37	$16
Gain or loss on disposal of investments accounted for using equity method	—	—	151
Gain on disposal of financial instruments	3	6	4
Valuation gain or loss on financial assets and liabilities at fair value through profit or loss, net	1	(21)	(38)
Others	(48)	(68)	(49)
	$(132)	$(46)	$84

The Company disposed non-listed available-for-sale financial assets with carrying amounts of $5 million and recognized the gains on disposal of $3 million for the year ended December 31, 2017.

d.	Interest expenses
	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
		(In Millions)
Interest on lease liabilities	$—	$—	$85
Other interest expenses	22	18	19
	$22	$18	$104
e.	Impairment loss (reversal of impairment loss) on financial instruments
	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Contract assets	$—	$19	$(2)
Trade notes and accounts receivable	$578	$805	$(54)
Other receivables	$65	$96	$(69)
Inventories	$52	$365	$475
Property, plant and equipment	$—	$—	$93
Investment properties	$(11)	$(19)	$(57)
Intangible assets	$9	$51	$9
Other assets	$—	$—	$44

f.	Depreciation and amortization expenses
	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Property, plant and equipment	$28,143	$27,461	$26,930
Right-of-use assets	$—	$—	$3,968
Investment properties	21	21	25
Intangible assets	3,766	4,386	4,253
Incremental costs of obtaining contracts	—	1,941	1,173
Total depreciation and amortization expenses	$31,930	$33,809	$36,349
Depreciation expenses summarized by functions
Operating costs	$26,402	$25,996	$28,957
Operating expenses	1,762	1,486	1,966
	$28,164	$27,482	$30,923
Amortization expenses summarized by functions
Operating costs	$3,473	$6,085	$5,196
Marketing expenses	154	113	96
General and administrative expenses	104	93	95
Research and development expenses	35	36	39
	$3,766	$6,327	$5,426

g.	Employee benefit expenses
	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
		(In Millions)
Post-employment benefit
Defined contribution plans	$594	$640	$654
Defined benefit plans	2,834	2,953	2,859
	3,428	3,593	3,513
Share-based payment
Equity-settled share-based payment	22	17	2
Other employee benefit
Salaries	25,760	26,204	25,464
Insurance	2,748	2,740	2,746
Others	15,449	14,470	14,430
	43,957	43,414	42,640
Total employee benefit expenses	$47,407	$47,024	$46,155
Summary by functions
Operating costs	$24,725	$24,367	$23,587
Operating expenses	22,682	22,657	22,568
	$47,407	$47,024	$46,155

Chunghwa distributes employees’ compensation at the rates from 1.7% to 4.3% and remuneration to directors not higher than 0.17%, respectively, of pre-tax income.  As of December 31, 2019, the payables of the employees’ compensation and the remuneration to directors were $1,126 million and $35 million, respectively.  Such amounts have been approved by the Chunghwa’s Board of Directors on February 26, 2020 and will be reported to the stockholders in their meeting planned to be held on May 29, 2020.

If there is a change in the proposed amounts after the annual financial statements are authorized for issue, the differences are recorded as a change in accounting estimate.

The compensation to the employees and remuneration to the directors of 2017 and 2018 approved by the Board of Directors on March 13, 2018 and March 19, 2019, respectively, were as follows.

	2017	2018
	Cash	Cash
	NT$	NT$
	(In Millions)
Compensation distributed to the employees	$1,596	$1,404
Remuneration paid to the directors	41	38

There was no difference between the initial accrual amounts and the amounts proposed in the Board of Directors in 2018 and 2019 of the aforementioned compensation to employees and the remuneration to directors.

h.	Reclassification adjustments of other comprehensive income or loss
Year Ended December 31, 2017
NT$
(In Millions)
Unrealized gain or loss on available-for-sale financial assets
Arising during the year	$605
Reclassification adjustments
Upon disposal	—
$605
Cash flow hedges
Gain arising during the year	$3
Reclassification adjustments included in profit or loss	(2)
Adjusted against the carrying amount of hedged items	(2)
$(1)